Appendix 2 Additional Information Official Bulletin No. 715 of February 3, 2012 - Summary of Trade and Other Receivables by Type of Portfolio (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	54,583,596	48,197,076
Trade and other receivables, Gross amount	$ 4,047,428	$ 3,341,473
Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	44,532,192	43,189,061
Trade and other receivables, Gross amount	$ 3,591,294	$ 2,987,728
Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	10,051,404	5,008,015
Trade and other receivables, Gross amount	$ 456,134	$ 353,745
Current [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	16,299,954	12,686,254
Trade and other receivables, Gross amount	$ 2,490,098	$ 1,757,150
Current [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	9,945,761	10,442,984
Trade and other receivables, Gross amount	$ 2,211,900	$ 1,570,017
Current [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	6,354,193	2,243,270
Trade and other receivables, Gross amount	$ 278,198	$ 187,133
1-30 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	9,835,203	10,828,692
Trade and other receivables, Gross amount	$ 339,444	$ 386,618
1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	9,176,101	10,554,688
Trade and other receivables, Gross amount	$ 314,733	$ 367,028
1-30 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	659,102	274,004
Trade and other receivables, Gross amount	$ 24,711	$ 19,590
31-60 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	4,024,431	3,059,588
Trade and other receivables, Gross amount	$ 124,134	$ 124,851
31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	3,701,107	2,891,196
Trade and other receivables, Gross amount	$ 108,544	$ 113,544
31-60 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	323,324	168,392
Trade and other receivables, Gross amount	$ 15,590	$ 11,307
61-90 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	2,736,703	1,791,856
Trade and other receivables, Gross amount	$ 117,062	$ 58,383
61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	2,534,180	1,646,411
Trade and other receivables, Gross amount	$ 106,748	$ 47,895
61-90 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	202,523	145,445
Trade and other receivables, Gross amount	$ 10,314	$ 10,488
91-120 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,917,561	1,446,485
Trade and other receivables, Gross amount	$ 45,692	$ 46,682
91-120 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,724,446	1,298,837
Trade and other receivables, Gross amount	$ 35,933	$ 36,572
91-120 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	193,115	147,648
Trade and other receivables, Gross amount	$ 9,759	$ 10,110
121-150 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,700,984	1,198,161
Trade and other receivables, Gross amount	$ 42,814	$ 38,446
121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,523,287	1,071,803
Trade and other receivables, Gross amount	$ 33,667	$ 29,595
121-150 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	177,697	126,358
Trade and other receivables, Gross amount	$ 9,147	$ 8,851
151-180 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,280,046	1,295,283
Trade and other receivables, Gross amount	$ 35,756	$ 35,997
151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,139,659	1,178,308
Trade and other receivables, Gross amount	$ 27,439	$ 28,208
151-180 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	140,387	116,975
Trade and other receivables, Gross amount	$ 8,317	$ 7,789
181-210 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	907,729	954,296
Trade and other receivables, Gross amount	$ 64,407	$ 60,980
181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	775,377	844,830
Trade and other receivables, Gross amount	$ 58,020	$ 53,458
181-210 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	132,352	109,466
Trade and other receivables, Gross amount	$ 6,387	$ 7,522
211-250 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	671,562	702,728
Trade and other receivables, Gross amount	$ 30,798	$ 46,155
211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	504,524	586,763
Trade and other receivables, Gross amount	$ 23,907	$ 38,692
211-250 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	167,038	115,965
Trade and other receivables, Gross amount	$ 6,891	$ 7,463
More than 251 days [Member] | Gross Carrying Amount [Member]
Trade and Other Receivables [Line Items]
Number of customers	15,209,423	14,233,733
Trade and other receivables, Gross amount	$ 757,223	$ 786,211
More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	13,507,750	12,673,241
Trade and other receivables, Gross amount	$ 670,403	$ 702,719
More than 251 days [Member] | Renegotiated portfolio [Member]
Trade and Other Receivables [Line Items]
Number of customers	1,701,673	1,560,492
Trade and other receivables, Gross amount	$ 86,820	$ 83,492